Concentrations (Details) - Schedule of each supplier that accounted total purchase - USD ($)	12 Months Ended
	Sep. 30, 2021		Sep. 30, 2020		Sep. 30, 2019
Concentrations (Details) - Schedule of each supplier that accounted total purchase [Line Items]
Supplier amount	$ 5,906,739		$ 6,461,254		$ 615,829
Supplier percentage	27.00%		39.00%		77.00%
Supplier A [Member]
Concentrations (Details) - Schedule of each supplier that accounted total purchase [Line Items]
Supplier amount	$ 3,485,941			[1]		[1]
Supplier percentage	16.00%			[1]		[1]
Supplier B [Member]
Concentrations (Details) - Schedule of each supplier that accounted total purchase [Line Items]
Supplier amount	$ 2,420,798			[1]		[1]
Supplier percentage	11.00%			[1]		[1]
Supplier C [Member]
Concentrations (Details) - Schedule of each supplier that accounted total purchase [Line Items]
Supplier amount		[1]	$ 4,320,110		$ 504,889
Supplier percentage		[1]	26.00%		63.00%
Supplier D [Member]
Concentrations (Details) - Schedule of each supplier that accounted total purchase [Line Items]
Supplier amount		[1]	$ 2,141,144			[1]
Supplier percentage		[1]	13.00%			[1]
Supplier E [Member]
Concentrations (Details) - Schedule of each supplier that accounted total purchase [Line Items]
Supplier amount		[1]		[1]	$ 110,940
Supplier percentage		[1]		[1]	14.00%

[1]	Represented the percentage below 10%